INCOME TAXES - Differences in Tax Rates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Composite income tax rate	26.00%	26.00%	27.00%
Increase (reduction) in rate resulting from:
Non-taxable remeasurement adjustments on Exchangeable and Class B shares	(32.00%)	3.00%	15.00%
International operations subject to different tax rates	2.00%	(25.00%)	(16.00%)
Derecognition (Recognition) of deferred tax assets	(59.00%)	(28.00%)	(14.00%)
Non-recognition of the benefit of current year’s tax losses	4.00%	0.00%	0.00%
Change in tax rates and imposition of new legislation	(2.00%)	3.00%	3.00%
Other	1.00%	7.00%	(5.00%)
Effective income tax rate	(60.00%)	(14.00%)	10.00%